Net Income Per Unit (Details Narrative) - shares	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Earnings Per Share [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	495,867	495,867	743,800